As filed with the U.S. Securities and Exchange Commission

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2020

Item 1. Reports to Stockholders.

Semi-Annual Report

November 30, 2020

AI Powered International Equity ETF

Ticker: AIIQ

AI Powered International Equity ETF

AI Powered International Equity ETF

Letter to Shareholders

(Unaudited)

To Our AIIQ Shareholders,

During this extremely difficult environment nothing is more important to the EquBot Team than the health and safety of our investors.

Our sincerest thanks and appreciation to those who are working daily on the front lines as healthcare professionals and essential service operators. For those directly impacted by the virus through infection or separation from loved ones, our thoughts and prayers are with you.

The EquBot AI investment system allows for a unique view into the hardships faced across the globe resulting from the COVID-19 pandemic. Our AI platform continues to monitor hundreds of global clinical trials focused on battling COVID-19. While our generation has never faced a challenge of this magnitude, we see positive signs throughout the data that humanity will overcome this difficult time.

The EquBot AI platform still predicts above average market volatility for 2021 off the back of the uncertainty associated with reopening economies while balancing the risk of viral outbreaks. We realize the importance of this insight from an investment perspective, but hope our investors heed the warning signs and dangers associated with this global health risk.

The system has leveraged recent volatility to reposition the portfolio in a defensive manner while adding strategic risk in the technology and healthcare space. Again, more volatility can lead to more data and more data can lead to better AI predictions. Although there are still a lot of uncertainties going into 2021 we can say with certainty that there will be a record amount of data produced this year. AI will continue to be a critical tool to analyze data in this perpetually evolving environment on both the drug discovery and investment front.

We believe that the ability to learn and consume more market data and produce a portfolio in an unbiased manner with AI will serve as a competitive advantage. We hope our investors will continue their disciplined data driven investment approaches and grow with us through this difficult time in 2021 and beyond.

Performance from June 1, 2020 through November 30, 2020 (the “current fiscal period”) for the AI Powered International Equity ETF (“AIIQ” or the “Fund”) at NAV is 20.59% while AIIQ Market price return is 20.48%. The Fund’s benchmark, FTSE Developed All Cap ex USA Index, is up 21.72% for the same time period.

The FTSE Developed All Cap ex USA Index is a market-capitalization weighted index representing the performance of large, mid, and small size companies in developed markets excluding the USA. It is not possible to invest in an index.

Past performance does not guarantee future results.

AI Powered International Equity ETF

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an Investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Funds may be lower or higher than the performance quoted. All performance is historical and includes reinvestment of dividends and capital gains. Performance data current to the most recent month end may be obtained by calling 1-650-451-5497. Market returns are based on the midpoint of the bid/ask spread at 4 p.m. ET and do not represent the returns an investor would receive if shares were traded at other times. The total operating expenses as stated in the fee table to the Fund’s prospectus dated September 30, 2020, is 0.79%.

Must be preceded or accompanied by a prospectus.

For a complete list of Fund holdings please see the schedule of investments in this report. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV), may trade at a discount or premium to NAV and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests such as political, market and economic developments, as well as events that impact specific issuers. The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Equbot Model to identify investment opportunities. The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Some of the models used by the Adviser for the Fund are predictive in nature. The use of predictive models has inherent risks. When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. For example, by relying on Models and Data, the Adviser may be induced to buy certain investments at prices that are too high, to sell certain other investments at prices that are too low, or to miss favorable opportunities altogether. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful.

The AI Powered International Equity ETF is distributed by Quasar Distributors LLC, which is not affiliated with EquBot.

AI Powered International Equity ETF

Portfolio Allocation

As of November 30, 2020 (Unaudited)

Sector (a)	Percentage of Net Assets
Health Care♦	27.1%
Information Technology	23.5
Materials	12.6
Industrials	8.9
Consumer Discretionary	8.0
Communication Services	7.1
Consumer Staples	3.8
Financials	2.9
Energy	2.2
Utilities	2.0
Other Assets in Excess of Liabilities	1.9
Total	100.0%

(a)	The Fund’s security classifications are defined by Fund management.
♦

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

AI Powered International Equity ETF

Schedule of Investments

November 30, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 98.1%
	Argentina — 0.5%
169	Globant SA	$31,886

	Australia — 2.8%
379	Atlassian Corporation plc - Class A	85,294
4,496	Mesoblast, Ltd. - ADR	67,844
750	WiseTech Global, Ltd.	17,012
		170,150
	Belgium — 1.6%
3,600	Euronav NV	28,440
198	Galapagos NV - ADR	24,277
951	Materialise NV - ADR	41,426
		94,143
	Canada — 32.7% (c)
1,089	Algonquin Power & Utilities Corporation	17,076
2,633	Aurinia Pharmaceuticals, Inc.	40,022
1,633	Ballard Power Systems, Inc.	33,525
1,979	Barrick Gold Corporation	45,794
3,295	BlackBerry, Ltd.	19,342
6,400	Canaccord Genuity Group, Inc.	44,056
376	Canada Goose Holdings, Inc.	12,498
188	Canadian National Railway Company	20,125
1,379	Canadian Natural Resources, Ltd.	31,496
35	Canadian Pacific Railway, Ltd.	11,265
1,491	Canadian Solar, Inc.	63,755
2,935	Canopy Growth Corporation	84,341
600	Canopy Growth Corporation	17,280
3,468	Cascades, Inc.	38,987
9	Constellation Software, Inc.	11,145
857	Descartes Systems Group, Inc.	50,812
2,039	Dollarama, Inc.	83,463
3,268	Eldorado Gold Corporation	38,563
9,164	EMX Royalty Corporation	27,859
6,342	Enerplus Corporation	16,109
2,000	Finning International, Inc.	40,810
152	Franco-Nevada Corporation	20,222

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

SCHEDULE OF INVESTMENTS

November 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.1% (Continued)
	Canada — 32.7% (c) (Continued)
7,556	Fury Gold Mines, Ltd.	$10,201
10,354	Hudbay Minerals, Inc.	65,542
6,039	IAMGOLD Corporation	20,351
4,517	IMV, Inc.	17,526
241	Kirkland Lake Gold, Ltd.	9,876
1,556	MAG Silver Corporation	23,713
1,583	Methanex Corporation	66,260
9,663	New Pacific Metals Corporation	52,754
1,067	Northland Power, Inc.	36,569
3,419	Novagold Resources, Inc.	34,053
155	Nutrien, Ltd.	7,637
476	Open Text Corporation	21,025
2,000	Resolute Forest Products, Inc.	10,960
9,800	Sabina Gold & Silver Corporation	17,582
343	Seabridge Gold, Inc.	6,407
217	Shopify, Inc. - Class A	236,612
2,564	Sierra Wireless, Inc.	37,511
600	Sprott, Inc.	18,252
3,372	SSR Mining, Inc.	62,078
6,166	SunOpta, Inc.	62,434
435	TC Energy Corporation	19,110
1,102	Teck Resources, Ltd. - Class B	17,412
668	TFI International, Inc.	33,941
425	Thomson Reuters Corporation	33,715
1,600	Torex Gold Resources, Inc.	22,077
7,919	Trillium Therapeutics, Inc.	159,409
4,939	Trilogy Metals, Inc.	9,532
2,074	Turquoise Hill Resources, Ltd.	20,076
634	Wheaton Precious Metals Corporation	24,815
1,263	Whitehorse Gold Corporation	1,313
2,221	Yamana Gold, Inc.	11,595
417	Zymeworks, Inc.	21,955
		1,960,838

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

SCHEDULE OF INVESTMENTS

November 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.1% (Continued)
	China — 0.9%
2,300	CanSino Biologics, Inc. - H Shares	$50,445
59	CNOOC, Ltd. - ADR	5,825
		56,270
	Denmark — 2.3%
104	Ascendis Pharma AS - ADR	17,548
221	DSV PANALPINA AS	34,870
368	Novo Nordisk AS - ADR	24,704
290	SimCorp AS	38,061
567	Zealand Pharma AS - ADR	21,778
		136,961
	Finland — 0.8%
5,142	Nokia Oyj - ADR	20,722
1,400	Tokmanni Group Corporation	25,518
		46,240
	France — 1.0%
207	Dassault Systemes SE	38,285
4,254	Sequans Communications SA - ADR	20,036
		58,321
	Germany — 10.8%
15,802	Affimed NV	84,383
57	Allianz SE	13,439
1,186	BioNTech SE - ADR	147,348
160	Delivery Hero SE	19,324
400	HelloFresh SE	23,513
790	Infineon Technologies AG	27,818
3,500	Nordex SE	81,871
880	SAP SE - ADR	106,621
837	Siemens AG	111,822
451	Siemens Energy AG	13,396
356	Siemens Healthineers AG	16,370
		645,905
	Hong Kong — 0.2%
7,000	SITC International Holdings Company, Ltd.	13,456

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

SCHEDULE OF INVESTMENTS

November 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.1% (Continued)
	Ireland — 0.5%
2,145	Amarin Corporation plc - ADR	$10,639
42	Jazz Pharmaceuticals plc	5,910
81	Medtronic plc	9,210
400	UDG Healthcare plc	4,218
		29,977
	Israel — 8.2%
666	Camtek, Ltd.	12,554
5,451	Cellcom Israel, Ltd.	25,293
412	Check Point Software Technologies, Ltd.	48,484
3,309	Compugen, Ltd.	42,488
6,950	Energix-Renewable Energies Ltd.	28,574
6,000	Enlivex Therapeutics, Ltd.	50,760
300	Fiverr International, Ltd.	60,099
450	Hilan, Ltd.	20,596
1,150	Inmode, Ltd.	49,542
978	Nova Measuring Instruments, Ltd.	63,120
7,600	RADA Electronic Industries, Ltd.	56,772
15,300	Vascular Biogenics Ltd.	19,890
48	Wix.com, Ltd.	12,261
		490,433
	Italy — 1.2%
2,197	Enel SpA - ADR	21,860
1,136	Eni SpA - ADR	22,288
5,903	Telecom Italia SpA - ADR	27,331
		71,479
	Japan — 9.5%
1,200	FUJIFILM Holdings Corporation	64,656
887	Honda Motor Company, Ltd. - ADR	24,588
3,800	Infomart Corporation	38,983
300	Justsystems Corporation	20,201
800	M3, Inc.	73,732
400	Media Do Company, Ltd.	28,736
995	Mitsubishi UFJ Financial Group, Inc. - ADR	4,269
100	Nintendo Company, Ltd.	56,762
300	Nippon Telegraph & Telephone Corporation	7,083

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

SCHEDULE OF INVESTMENTS

November 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.1% (Continued)
	Japan — 9.5% (Continued)
361	ORIX Corporation - ADR	$26,751
700	Pan Pacific International Holdings Corporation	16,541
300	Sansan, Inc.	18,017
900	Sundrug Company, Ltd.	37,759
100	TDK Corporation	14,100
806	Toyota Motor Corporation - ADR	108,375
1,200	ZOZO, Inc.	29,931
		570,484
	Luxembourg — 1.0%
640	Eurofins Scientific SE	51,959
396	Tenaris SA - ADR	6,011
		57,970
	Monaco — 0.4%
1,000	Endeavour Mining Corporation	23,585

	Netherlands — 0.9%
269	Akzo Nobel NV - ADR	9,509
478	Koninklijke Philips NV - NY	24,627
143	NXP Semiconductors NV	22,654
		56,790
	Norway — 0.1%
387	Telenor ASA - ADR	6,571

	Republic of Korea — 3.5%
720	Gravity Company, Ltd. - ADR	125,209
2,467	SK Telecom Company, Ltd. - ADR	57,999
978	Woori Financial Group, Inc. - ADR	26,445
		209,653
	Russia — 1.1%
922	Yandex NV - Class A	63,581

	Sweden — 2.0%
574	Bure Equity AB	18,257
1,800	NetEnt AB	17,839
200	Sinch AB	26,210

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

SCHEDULE OF INVESTMENTS

November 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.1% (Continued)
	Sweden — 2.0% (Continued)
92	Spotify Technology SA	$26,806
1,935	Svenska Cellulosa AB SCA - Class B	31,280
		120,392
	Switzerland — 4.7%
1,315	AC Immune SA	7,285
356	CRISPR Therapeutics AG	45,184
670	Logitech International SA	60,501
254	Nestle SA - ADR	28,214
55	Novartis AG - ADR	4,996
2,699	Roche Holding AG - ADR	110,173
721	STMicroelectronics NV - NY	28,588
		284,941
	United Kingdom — 8.3%
2,966	Adaptimmune Therapeutics plc - ADR	14,860
2,140	Amcor plc	24,246
2,396	AstraZeneca plc - ADR	126,844
2,792	Barclays plc - ADR	19,879
1,283	Blue Prism Group plc	24,442
4,636	CNH Industrial NV	50,440
136	Coca-Cola European Partners plc	6,076
259	Diageo plc - ADR	40,133
1,300	Future plc	29,255
2,100	Gamesys Group plc	31,075
580	GlaxoSmithKline plc - ADR	21,338
115	National Grid plc - ADR	6,518
854	Smith & Nephew plc - ADR	33,604
915	Unilever plc - ADR	55,870
1,223	VivoPower International plc	11,117
		495,697
	United States — 3.1%
3,930	Flex, Ltd.	63,784
512	Horizon Therapeutics plc	36,060
11,185	Sombrero Resources Shares (a) (e)	—
64	STERIS plc	12,404
11,185	Tier One Metals Shares (a) (e)	—

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

SCHEDULE OF INVESTMENTS

November 30, 2020 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 98.1% (Continued)
	United States — 3.1% (Continued)
8,778	VBI Vaccines, Inc.	$30,064
4,244	Viemed Healthcare, Inc.	41,379
		183,691
	TOTAL COMMON STOCKS (Cost $4,819,073)	5,879,414

	SHORT-TERM INVESTMENTS — 0.0% (d)
2,511	First American Government Obligations Fund - Class X, 0.05% (b)	2,511
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,511)	2,511
	TOTAL INVESTMENTS — 98.1% (Cost $4,821,584)	5,881,925
	Other Assets in Excess of Liabilities — 1.9%	113,482
	NET ASSETS — 100.0%	$5,995,407

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
NY - New York Registered Shares

(a)	Non-income producing security.
(b)	Annualized seven-day yield as of November 30, 2020.
(c)

To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. See Note 7 in Notes to Financial Statements.

(d)	Represents less than 0.05%
(e)	Value determined using significant unobservable inputs.

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

Statement of Assets and Liabilities

November 30, 2020 (Unaudited)

ASSETS
Investments in Securities, at Value*	$5,881,925
Foreign Currency, at Value	$79,896
Receivable for Investment Securities Sold	36,993
Dividends and Interest Receivable	4,573
Total Assets	6,003,387

LIABILITIES
Payable for Investment Securities Purchased	4,330
Management Fees Payable	3,650
Total Liabilities	7,980

NET ASSETS	$5,995,407

NET ASSETS CONSIST OF:
Paid-in Capital	$5,324,448
Total Distributable Earnings/(Accumulated Deficit)	670,959
Net Assets	$5,995,407

Net Asset Value
Net Assets	$5,995,407
Shares Outstanding (a)	200,000
Net Asset Value, Offering and Redemption Price per Share	$29.98

* Identified Cost:
Investments in Securities	$4,821,584
Foreign Currency	$79,537

(a)	No Par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

Statement of Operations

For the Six-Months Ended November 30, 2020 (Unaudited)

INVESTMENT INCOME
Dividends*	$28,170
Interest	16
Total Investment Income	28,186

EXPENSES
Management Fees	20,432
Total Expenses	20,432
Net Investment Income (Loss)	7,754

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Securities	25,308
Foreign Currency Transactions	(224)
Net Change in Unrealized Appreciation (Depreciation) of:
Investments in Securities	924,530
Foreign Currency Translation	397
Net Realized and Unrealized Gain (Loss) on Investments	950,011
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$957,765

* Net of foreign withholding tax of	$4,768

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

Statements of Changes in Net Assets

	Six-Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020
OPERATIONS
Net Investment Income (Loss)	$7,754	$37,430
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	25,084	(335,900)
Change in Unrealized Appreciation (Depreciation) of Investments and Foreign Currency Translation	924,927	265,653
Net Increase (Decrease) in Net Assets Resulting from Operations	957,765	(32,817)

DISTRIBUTIONS TO SHAREHOLDERS
Net Distributions to Shareholders	—	(49,171)
Total Distributions	—	(49,171)

CAPITAL SHARE TRANSACTIONS
Proceeds from Shares Sold	1,308,955	1,358,735
Payments for Shares Redeemed	—	(1,104,785)
Net Increase (Decrease) in Net Assets Derived from Capital Share Transactions (a)	1,308,955	253,950
Net Increase (Decrease) in Net Assets	2,266,720	171,962

NET ASSETS
Beginning of Period/Year	$3,728,687	$3,556,725
End of Period/Year	$5,995,407	$3,728,687

(a)	Summary of capital share transactions is as follows:

	Shares	Shares
Shares Sold	50,000	50,000
Shares Redeemed	—	(50,000)
Net Increase (Decrease)	50,000	—

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

Financial Highlights

For a capital share outstanding throughout the period/year

	Six-Months Ended November 30, 2020 (Unaudited)		Year Ended May 31, 2020	Period Ended May 31, 2019(a)
Net Asset Value, Beginning of Period/Year	$24.86		$23.71	$25.00

INCOME GAIN (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss) (b)	0.04		0.23	0.23
Net Realized and Unrealized Gain (Loss) on Investments	5.08		1.25 (f)	(0.60)
Total from Investment Operations	5.12		1.48	(0.37)

DISTRIBUTIONS TO SHAREHOLDERS:
Net Investment Income	—		(0.33)	(0.17)
Net Realized Gains	—		—	(0.75)
Total Distributions	—		(0.33)	(0.92)

Net Asset Value, End of Period/Year	$29.98		$24.86	$23.71

Total Return	20.59	%(c)	6.12%	-0.76	%(c)

SUPPLEMENTAL DATA:
Net Assets at End of Period/Year (000’s)	$5,995		$3,729	$3,557

RATIOS TO AVERAGE NET ASSETS:
Expenses to Average Net Assets	0.79	%(d)	0.79%	0.79	%(d)
Net Investment Income (Loss) to Average Net Assets	0.30	%(d)	0.93%	0.97	%(d)

Portfolio Turnover Rate (e)	85	%(c)	114%	127	%(c)

(a)	Fund commenced operations on June 5, 2018.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.
(f)

Realized and unrealized gains (losses) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

AI Powered International Equity ETF

Notes to Financial Statements

November 30, 2020 (Unaudited)

NOTE 1 – ORGANIZATION

AI Powered International Equity ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS”) or (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to seek capital appreciation. The Fund commenced operations on June 5, 2018.

The end of the reporting period for the Fund is November 30, 2020, and the period covered by these Notes to Financial Statements is the period from June 1, 2020 through November 30, 2020 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services - Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

November 30, 2020 (Unaudited) (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

November 30, 2020 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$5,879,414	$—	$—	$5,879,414
Short-Term Investments	2,511	—	—	2,511
Total Investments in Securities	$5,881,925	$—	$—	$5,881,925

^	See Schedule of Investments for breakout of investments by country.

During the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statement of Operations. During the current fiscal period, the Fund did not incur any interest or penalties.

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

November 30, 2020 (Unaudited) (Continued)

basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

D.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

E.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. The

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

November 30, 2020 (Unaudited) (Continued)

Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences primarily relate to redemptions in kind. During the fiscal year ended May 31, 2020, the following table shows the reclassifications made:

Distributable Earnings (Accumulated Deficit)	Paid-In Capital
$(19,138)	$19,138

During the fiscal year ended May 31, 2020, the Fund realized $19,138 in net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Equbot, Inc. (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

November 30, 2020 (Unaudited) (Continued)

and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”) transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.79% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting, prepares reports and materials to be supplied to the Board and monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $4,239,262 and $4,244,413, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $1,274,241 and $0, respectively.

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

November 30, 2020 (Unaudited) (Continued)

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at May 31, 2020 were as follows:

Tax cost of investments	$3,625,860
Gross tax unrealized appreciation	$440,782
Gross tax unrealized depreciation	(406,513)
Net tax unrealized appreciation (depreciation)	34,269
Undistributed ordinary income	30,111
Undistributed long-term capital gain (loss)	—
Other accumulated gain (loss)	(351,186)
Distributable earnings (accumulated deficit)	$(286,806)

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales and the tax treatment of passive foreign investment companies.

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended May 31, 2020, the Fund did not elect to defer any post-October capital losses or late year ordinary losses.

At May 31, 2020, the Fund had a short-term capital loss carryforward of $273,864 and a long-term capital loss carryforward of $77,336. These amounts do not have expiration dates.

The tax character of distributions paid by the Fund during the year/period ended May 31, 2020 and May 31, 2019, were as follows:

	Year Ended May 31, 2020	Period Ended May 31, 2019
Ordinary Income	$49,171	$139,177

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from its NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at

AI Powered International Equity ETF

NOTES TO FINANCIAL STATEMENTS

November 30, 2020 (Unaudited) (Continued)

market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charges, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee, payable to the Fund may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital share transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – RISKS

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Sector Risk. To the extent that a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

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NOTES TO FINANCIAL STATEMENTS

November 30, 2020 (Unaudited) (Continued)

COVID-19 Risk. The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Fund’s investments.

AI Powered International Equity ETF

Expense Example

For the Six-Months Ended November 30, 2020 (Unaudited)

As a shareholder of the Fund you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period as indicated below in the Expense Example table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value June 1, 2020	Ending Account Value November 30, 2020	Expenses Paid During the Period (1)
Actual	$ 1,000.00	$ 1,205.90	$4.37
Hypothetical (5% annual return before expenses)	$ 1,000.00	$ 1,021.11	$4.00

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.79%, multiplied by the average account value during the period, multiplied by 183/365 to reflect the one-half year period.

AI Powered International Equity ETF

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series.

At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2019. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

AI Powered International Equity ETF

Federal Tax Information

(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended May 31, 2020, certain dividends paid by the Fund may be subject to the maximum rate of 23.8%, as provided for by the Jobs and Growth Tax relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 59.67%.

For corporate shareholders, the percent of ordinary income distributions qualifying for corporate dividends received deduction for the fiscal year ended May 31, 2020 was 1.36%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) was 0.00%.

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004 or by accessing the Fund’s website at www.aiiqetf.com. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.aiiqetf.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.aiiqetf.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve-months ending June 30 will be available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

AI Powered International Equity ETF

Information About the Trustees

(Unaudited)

The SAI includes additional information about the Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.aiiqetf.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its the NAV of the Fund is available, without charge, on the Fund’s website at www.aiiqetf.com.

(This Page Intentionally Left Blank.)

(This Page Intentionally Left Blank.)

Adviser

EquBot, Inc.
450 Townsend Street
San Francisco, California 94107

Sub-Adviser

Vident Investment Advisory, LLC
1125 Sanctuary Parkway, Suite 515
Alpharetta, Georgia 30009

Distributor

Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

AI Powered International Equity ETF

Symbol – AIIQ
CUSIP – 26922A461

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the first fiscal half-year of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	2/5/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	2/5/2021

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	2/5/2021

*	Print the name and title of each signing officer under his or her signature.